Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Taxation Charges

Taxation charge	$ million
	2018	2017		2016
Current tax:
Charge in respect of current period	10,415	7,204		3,936
Adjustments in respect of prior periods	60	(613)		(1,205)
Total	10,475	6,591		2,731
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	1,438	(4,102)		(2,688)
Relating to changes in tax rates and legislation	(157)	2,004	[A]	(200)
Adjustments in respect of prior periods	(41)	202		986
Total	1,240	(1,896)		(1,902)
Total taxation charge	11,715	4,695		829

[A] Mainly in respect of the US Tax Cuts and Jobs Act (the Act).

Summary of Reconciliation of Applicable Tax Credit Charge at Statutory Tax Rates to Taxation Charge

Reconciliation of applicable tax charge/(credit) at statutory tax rates to taxation charge			$ million
	2018	2017	2016
Income before taxation	35,621	18,130	5,606
Less: share of profit of joint ventures and associates	(4,106)	(4,225)	(3,545)
Income before taxation and share of profit of joint ventures and associates	31,515	13,905	2,061
Applicable tax charge/(credit) at statutory tax rates	11,444	4,532	(344)
Adjustments in respect of prior periods	19	(411)	(219)
Tax effects of:
Income not subject to tax at statutory rates	(1,783)	(1,852)	(1,740)
Expenses not deductible for tax purposes	1,379	2,423	2,066
(Recognition)/derecognition of deferred tax assets	(381)	(957)	1,575
Deductible items not expensed	(371)	(584)	(516)
Taxable income not recognised	312	251	509
Changes in tax rates and legislation	(157)	2,004	(200)
Other	1,253	(711)	(302)
Taxation charge	11,715	4,695	829

Summary of Tax Receivables and Payables

Taxes payable	$ million
	Dec 31, 2018	Dec 31, 2017
Income taxes	3,990	4,062
Sales taxes, excise duties and similar levies	3,507	3,188
Total	7,497	7,250

Summary of Deferred Tax Assets and Liabilities

2018 - Deferred tax	$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2018	6,182	3,379	13,684	3,868	4,144	31,257
(Charge)/credit to income	166	345	(553)	14	119	91
Currency translation differences	(177)	(32)	(462)	(93)	(42)	(806)
Other	(269)	26	(502)	(479)	12	(1,212)
At December 31, 2018	5,902	3,718	12,167	3,310	4,233	29,330
Deferred tax liability
At January 1, 2018	—	(26,904)	—	(742)	(2,827)	(30,473)
(Charge)/credit to income	—	(1,751)	—	180	240	(1,331)
Currency translation differences	—	409	—	24	36	469
Other	—	475	—	(1,136)	(74)	(735)
At December 31, 2018	—	(27,771)	—	(1,674)	(2,625)	(32,070)
Net deferred tax liability at December 31, 2018						(2,740)
Deferred tax asset/liability as presented in the balance sheet at December 31, 2018
Deferred tax asset						12,097
Deferred tax liability						(14,837)

2017 - Deferred tax	$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other [A]	Total
At January 1, 2017	7,733	3,510	16,600	5,053	4,374	37,270
(Charge)/credit to income	(1,853)	189	(2,732)	(493)	(265)	(5,154)
Currency translation differences	269	49	554	216	78	1,166
Other	33	(369)	(738)	(908)	(43)	(2,025)
At December 31, 2017	6,182	3,379	13,684	3,868	4,144	31,257
Deferred tax liability
At January 1, 2017	—	(33,963)	—	(582)	(3,574)	(38,119)
(Charge)/credit to income	—	6,437	—	(129)	742	7,050
Currency translation differences	—	(711)	—	(63)	(70)	(844)
Other	—	1,333	—	32	75	1,440
At December 31, 2017	—	(26,904)	—	(742)	(2,827)	(30,473)
Net deferred tax asset at December 31, 2017						784
Deferred tax asset/liability as presented in the balance sheet at December 31, 2017
Deferred tax asset						13,791
Deferred tax liability						(13,007)

[A] Reclassified from the Other category to Tax losses carried forward to align with current year presentation.